Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000101382
Registrant Name	UMB FINANCIAL CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES